Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment
Balance at the beginning period	$ 10,252
Depreciation charge for the year	879	$ 799	$ 733
Impairment	13	42	8
Balance at the end period	12,962	10,252
Cost
Property, plant and equipment
Balance at the beginning period	18,223	17,218
Additions through business combinations	5	18
Capital expenditure	2,927	1,995
Disposals and other movements	(206)	(355)
Exchange adjustments	1,351	(653)
Balance at the end period	22,300	18,223	17,218
Depreciation and impairment
Property, plant and equipment
Balance at the beginning period	(7,971)	(7,816)
Depreciation charge for the year	879	799
Impairment charge	13	42
Disposals and other movements	181	340
Exchange adjustments	(656)	346
Balance at the end period	(9,338)	(7,971)	(7,816)
Land and buildings
Property, plant and equipment
Balance at the beginning period	3,724
Balance at the end period	3,975	3,724
Land and buildings | Cost
Property, plant and equipment
Balance at the beginning period	6,580	6,469
Additions through business combinations	3	1
Capital expenditure	25	27
Transfer of assets into use	278	312
Disposals and other movements	(35)	(44)
Exchange adjustments	389	(185)
Balance at the end period	7,240	6,580	6,469
Land and buildings | Depreciation and impairment
Property, plant and equipment
Balance at the beginning period	(2,856)	(2,765)
Depreciation charge for the year	249	231
Impairment charge	4
Disposals and other movements	32	39
Exchange adjustments	(188)	101
Balance at the end period	(3,265)	(2,856)	(2,765)
Freeholds
Property, plant and equipment
Balance at the beginning period	3,329
Balance at the end period	3,564	3,329
Leaseholds
Property, plant and equipment
Balance at the beginning period	395
Balance at the end period	411	395
Plant and equipment
Property, plant and equipment
Balance at the beginning period	3,739
Balance at the end period	4,247	3,739
Plant and equipment | Cost
Property, plant and equipment
Balance at the beginning period	8,854	8,704
Additions through business combinations	2	15
Capital expenditure	91	63
Transfer of assets into use	779	729
Disposals and other movements	(172)	(271)
Exchange adjustments	766	(386)
Balance at the end period	10,320	8,854	8,704
Plant and equipment | Depreciation and impairment
Property, plant and equipment
Balance at the beginning period	(5,115)	(5,051)
Depreciation charge for the year	630	568
Impairment charge	8	(7)
Disposals and other movements	148	252
Exchange adjustments	(468)	245
Balance at the end period	(6,073)	(5,115)	(5,051)
Assets in course of construction
Property, plant and equipment
Balance at the beginning period	2,789
Balance at the end period	4,740	2,789
Assets in course of construction | Cost
Property, plant and equipment
Balance at the beginning period	2,789	2,045
Additions through business combinations		2
Capital expenditure	2,811	1,905
Transfer of assets into use	(1,057)	(1,041)
Disposals and other movements	1	(40)
Exchange adjustments	196	(82)
Balance at the end period	4,740	2,789	$ 2,045
Assets in course of construction | Depreciation and impairment
Property, plant and equipment
Impairment charge	1	49
Disposals and other movements	$ 1	$ 49